Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Supplement dated October 14, 2014
to the
PMC Diversified Equity Fund (the “Fund”)
Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”)
dated December 27, 2013

This supplement makes the following amendments to disclosures in the Fund’s Prospectus, Summary Prospectus and SAI dated December 27, 2013, as previously supplemented:

Effective October 14, 2014, Mr. Adam Liebhoff has been added as a portfolio manager for Loomis, Sayles & Co., L.P., a sub-adviser to the PMC Diversified Equity Fund.

The following disclosures are hereby revised to reflect the addition of Mr. Liebhoff as a portfolio manager:

Summary Prospectus

The disclosure under the Summary Section entitled “Management – Portfolio Managers” on page 13 is amended to read as follows:

Portfolio Managers.  The Fund is managed by the following team of portfolio managers:

Portfolio Manager	Years of Service with the Fund	Primary Title
Brandon R. Thomas	Since 2009	Managing Director and Chief Investment Officer of the Adviser
Francis X. Morris	Since 2009	Senior Vice President, Chief Investment Officer - Core Equity, DIFA
Michael S. Morris	Since 2009	CFA, Vice President, Portfolio Manager, Senior Equity Analyst, DIFA
Christopher S. Adams	Since 2009	CFA, Vice President, Portfolio Manager, Senior Equity Analyst, DIFA
Donald G. Padilla	Since 2009	CFA, Vice President, Portfolio Manager, Senior Equity Analyst, DIFA
Arthur Barry	Since 2009	CFA, Vice President and Portfolio Manager, Loomis Sayles
Adam Liebhoff	Since 2014	Vice President and Portfolio Manager, Loomis Sayles
Ronald P. Gala	Since 2009	Director and Senior Portfolio Manager Active Equity Strategies, Mellon Capital
Warren Chiang	Since 2009	Managing Director, Head of Active Equity Strategies, Mellon Capital
Michael P. Kaminski	Since 2009	Senior Portfolio Manager, Active Equity Strategies, Mellon Capital
Benjamin Segal	Since 2009	Managing Director, Neuberger
Conrad A. Saldanha	Since 2009	Managing Director, Neuberger
Brian Singer	Since 2011	Head of Dynamic Allocation Strategies Team, William Blair
Thomas Clarke	Since 2011	Investment Professional, William Blair

Prospectus

The disclosure under the section entitled “Management of the Funds – The Sub-Advisers and Portfolio Managers - Loomis, Sayles & Company, L.P.” beginning on page 25 is amended to include the following:

Adam Liebhoff
Adam Liebhoff is a Vice President of Loomis Sayles.  Mr. Liebhoff began his investment career in 1998, and rejoined the firm after serving as a First Vice President, financial analyst and portfolio manager - mid cap value at Anchor Capital, LLC from August 2014 to September 2014.  From 2007 until July 2014, Mr. Liebhoff served as an equity analyst and senior equity analyst for the large cap value team at Loomis Sayles.  Mr. Liebhoff received a B.A. from Hobart College and an M.B.A. from Cornell University and has 16 years of investment experience.

SAI

The section entitled “Management of the Funds – Portfolio Managers – Other Accounts Managed by the Portfolio Managers”, beginning on page 34 is amended as follows:

Portfolio Managers
The table below identifies, for each Portfolio Manager of each Fund, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  To the extent that any of these accounts are subject to an advisory fee which is based on account performance, this information is reflected in a separate table below.  Asset amounts have been rounded and are approximate as of August 31, 2013 (unless otherwise noted).

Fund and Portfolio Manager (Firm)	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts

Core Fixed Income Fund
Brandon R. Thomas (Adviser)	0	$0	0	$0	5,574	$444,684,484
Andrew Johnson (NBFI)	7	$3,995,000,000	11	$3,155,000,000	88	$27,393,000,000
Thomas J. Marthaler* (NBFI)	3	$1,618,000,000	1	$328,000,000	35	$10,627,000,000
Wesley Sparks (Schroder)	1	$139,000,000	34	$7,600,000,000	57	$12,500,000,000
Brian D. Singer (William Blair)	1	$296,100,000	5	$147,300,000	0	$0
Thomas Clarke (William Blair)*	1	$296,100,000	5	147,300,000	0	$0

Diversified Equity Fund
Brandon R. Thomas (Adviser)	0	$0	0	$0	5,574	$444,684,484
Francis X. Morris (DIFA)	11	$3,340,000,000	0	$0	13	$180,210,000
Michael S. Morris (DIFA)	5	$2,110,000,000	0	$0	9	$172,610,000
Christopher S. Adams (DIFA)	5	$2,110,000,000	0	$0	11	$172,690,000
Donald G. Padilla (DIFA)	5	$2,110,000,000	0	$0	10	$172,610,000
Arthur Barry (Loomis Sayles)	5	$2,614,332,301	1	$77,777,276	105	$2,865,655,147

Fund and Portfolio Manager (Firm)	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Adam Liebhoff (Loomis Sayles)***	2	$2,400,000,000	0	$0	5	$1,700,000
Ronald P. Gala (Mellon)	16	$3,442,000	17	$623,000,000	50	$6,405,000,000
Warren Chiang (Mellon)	16	$3,442,000,000	17	$623,000,000	50	$6,405,000,000
Michael P. Kaminski (Mellon)	16	$3,442,000,000	17	$623,000,000	50	$6,405,000,000
Benjamin Segal (Neuberger)	5	1,722,000,000	0	$0	53	$10,612,000,000
Conrad A. Saldanha* (Neuberger)	5	1,722,000,000	0	$0	53	$10,612,000,000
Brian D. Singer (William Blair)	1	$296,000,000	5	$147,300,000	0	$0
Thomas Clarke (William Blair)	1	$296,100,000	5	$147,300,000	0	$0

*      Other accounts include separate accounts, sub-advised accounts and managed accounts (WRAP).
**
A portion of certain accounts may be managed by other portfolio managers; however, the total assets of such accounts are included above even though the portfolio manager listed is not involved in the day-to-day management of the entire account.

***	Information provided is as of August 31, 2014.

Please retain this supplement with your Prospectus, Summary Prospectus and Statement of Additional Information.